Acquisitions And Divestitures Acquisition of Unwired Holdings, Inc. (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Oct. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 01, 2014
Business Acquisition [Line Items]
Goodwill		$ 656	$ 496	$ 473
Antaya Technologies Corp. [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Equity Interests Acquired					100.00%
Purchase price, cash consideration	190
Acquired cash excess net working capital and certain tax benefits	19
Total purchase price	209
Definite-lived intangible assets					63
Other assets purchased and liabilities assumed, net					20
Identifiable net assets acquired					83
Goodwill					126
Total purchase price allocation					$ 209
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years